27 Right-of-use asset and lease liability (Details 1) R$ in Thousands	12 Months Ended
Dec. 31, 2019 BRL (R$)
Right of Use Asset And Lease Liability [Abstract]
Initial adoption on beginning	R$ 118,022
Additions	9,353
Remeasurement Adjustment	3,884
Charges	9,675
Amortization - principal	(30,946)
Payment - charges	(9,130)
Disposals	(4,254)
Initial adoption on end	R$ 96,604